Goodwill (Details Narrative) € in Thousands, shares in Millions, $ in Millions		12 Months Ended
	Nov. 26, 2024 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
GoodwillsLineItems [Line Items]
Fair value less costs of disposal | $		$ 27.3
Percentage costs of disposal		0.01	0.01
Impairment of goodwill description		The carrying amount of the CGU, including notional goodwill, exceeded its recoverable amount of €23.0 million by €1.6 million. The Group’s share of this impairment, €1,060k, has been recognised in profit or loss within impairment expense and allocated in full to goodwill; no impairment was allocated to customer relationships or trade names.	The carrying amount of the CGU, including notional goodwill, exceeded its recoverable amount of €23.0 million by €1.6 million. The Group’s share of this impairment, €1,060k, has been recognised in profit or loss within impairment expense and allocated in full to goodwill; no impairment was allocated to customer relationships or trade names.
Impairment expense					€ 2,165
Fair value of identifiable net assets attributable to the parent percentage		67.04%	67.04%
Fair value of identifiable net assets attributable to the non-controlling interest percentage		32.96%	32.96%
Direct legal interest attributable to the parent percentage		69.36%	69.36%
Direct legal interest attributable to the non-controlling interest percentage		30.64%	30.64%
Quality industrial corp [member]
GoodwillsLineItems [Line Items]
Noncontrolling interests shares | shares	146.6	98.3	98.3
Currently stated [member]
GoodwillsLineItems [Line Items]
Impairment expense			€ 1,062
Increase (decrease) due to corrections of prior period errors [member]
GoodwillsLineItems [Line Items]
Impairment expense			1,060
Previously stated [member]
GoodwillsLineItems [Line Items]
Impairment expense			€ 2